Document And Entity Information	6 Months Ended
Jun. 30, 2023
Document Information Line Items
Entity Registrant Name	10X Capital Venture Acquisition Corp. II
Document Type	S-4/A
Amendment Flag	true
Amendment Description	Amendment No. 5
Entity Central Index Key	0001848898
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	E9